Long-term Debt - Description (Details)	12 Months Ended
Dec. 31, 2014
(a) ABN AMRO Bank
Debt Instrument [Line Items]
Loan repayment	The loan is payable in twenty four consecutive quarterly installments of $1,925,000, commencing in August 2011, plus a balloon payment of $53,800,000 payable together with the last installment.
Amendments

On August 9, 2012, the Company entered into an amending and restating agreement to reflect the transfer of rights and interest by ABN AMRO in respect of 33.33% to HSH Nordbank AG and 32% to ITF International Transport Finance Suisse AG.

(b) Unicredit Bank
Debt Instrument [Line Items]
Loan repayment

The loan was originally payable in twenty four consecutive quarterly installments of $750,000, commencing in August 2011, plus a balloon payment of $12,000,000 payable together with the last installment.

Amendments

On December 17, 2014, the Company entered into a supplemental loan agreement to amend the financial covenants, the terms of loan repayment and the corporate undertakings. In December 2014, the Company prepaid an amount of $3,000,000, which has been applied against the instalments falling due in 2015, and the outstanding balance as of December 31, 2014 is payable in six quarterly instalments of $750,000, commencing in February 2016, plus a balloon payment of $12,000,000 payable together with the last instalment. The Company may defer the payment of no more than four of the instalments falling due in 2016, subject to a 10 days’ written notice and no Event of Default. The deferred instalments, if any, will be repaid together with the balloon payment. The loan bears interest at LIBOR plus a margin of 3%.

(c) Credit Suisse
Debt Instrument [Line Items]
Loan repayment

The loan was originally payable in twenty four consecutive quarterly installments of $475,000, commencing in August 2011, plus a balloon payment of $10,600,000 payable together with the last installment.

(c) Credit Suisse
Debt Instrument [Line Items]
Loan repayment

The loan was originally payable in twenty four consecutive quarterly installments of $475,000, commencing in August 2011, plus a balloon payment of $10,600,000 payable together with the last installment.

(c) Credit Suisse
Debt Instrument [Line Items]
Loan repayment

The loan is payable in one instalment of $850,000, commencing in May 2016, four consecutive quarterly instalments of $1,345,000, plus a balloon payment of $25,420,000 payable together with the last instalment.

(d) Commerzbank
Debt Instrument [Line Items]
Loan repayment

The loan was originally payable in twenty eight consecutive quarterly installments of $800,000, commencing in November 2011, plus a balloon payment of $7,850,000 payable together with the last installment.

(e) ABN AMRO Bank
Debt Instrument [Line Items]
Loan repayment	The loan is payable in twelve consecutive quarterly installments of $1,250,000, commencing in October 2012, plus a balloon payment of $10,000,000 payable together with the last installment.